Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 12,715	$ 66,486	$ 6,557
Accounts receivable	31,146		4,200
Inventory	1,021,405	475,600	228,838
Other current assets	33,828	4,846	828
Total current assets	1,099,094	546,932	240,423
PROPERTY AND EQUIPMENT
Furniture, fixtures, and equipment	241,066	184,784	139,428
Less: Accumulated depreciation	(87,068)	(76,541)	(55,644)
Net property and equipment	153,998	108,243	83,784
OTHER ASSETS
Patents, trademarks and copyrights	562,393	557,847	486,466
Less: Accumulated amortization	(137,801)	(117,846)	(81,115)
Net patents, trademarks and copyrights	424,592	440,001	405,351
Other assets	2,422	2,422	1,156
Total other assets	427,014	442,423	406,507
Total Assets	1,680,106	1,097,598	730,714
CURRENT LIABILITIES
Accounts payable and accrued expenses	498,846	262,947	187,887
Factored receivables	0	43,169
Accounts payable and accrued expenses-related parties	1,428,840	1,305,772	991,269
Notes and other loans payable	515,000	30,000	5,000
Notes and other loans payable-related parties	736,427	678,271	659,577
Capitalized lease obligations-current portion	645	898	6,565
Deferred revenue and license deposits	614,564	860,811	710,000
Warranty provision		184	2,324
Total current liabilities	3,794,322	3,182,052	2,562,622
NON CURRENT LIABILITIES
Capitalized lease obligations-net of current portion	1,985	2,155	2,451
Total non-current liabilities	1,985	496,781	11,085,612
Total liabilities	3,796,307	3,678,833	13,648,234
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Common stock, $.0001 par value, 300,000,000 shares authorized, 234,451,771 and 223,635,129 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively.	23,445	22,361	11,402
Additional paid-in capital	45,252,282	43,001,171	9,004,547
Prepaid expenses with common stock	(112,317)		(27,500)
Stock subscription receivable	(26,583)	(12,000)	(18,000)
Accumulated deficit	(47,383,090)	(45,722,829)	(22,022,915)
Total stockholders' deficit-Cyclone Power Technologies Inc.	(2,246,263)	(2,711,297)	(13,052,395)
Non controlling interest in consolidated subsidiary-Cyclone WHE LLC	130,062	130,062	134,875
Total Stockholders Deficit	(2,116,201)	(2,581,235)	(12,917,520)
Total Liabilities and Stockholders' Deficit	1,680,106	1,097,598	730,714
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock			71
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock	0	0	0
Warrant [Member]
NON CURRENT LIABILITIES
Derivative Liabilities		494,626	459,537
Series A Convertible Preferred Stock [Member]
NON CURRENT LIABILITIES
Derivative Liabilities			$ 10,623,624